Owners' Capital/Partners' Equity (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2017 USD ($) Vote $ / shares shares
All subsidiaries
Owners' Capital/Partners' Equity
Share capital | $	$ 36
Each subsidiary
Owners' Capital/Partners' Equity
Number of shares authorized	12,000
Par value per share | $ / shares	$ 1
Number of shares issued	12,000
Number of shares outstanding	12,000
Vote per share | Vote	1